Loans - Schedule of Allowance for Loan Losses and the Recorded Investment in Loans (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Jun. 30, 2024
Loans individually evaluated for impairment [Member] | Loans individually evaluated [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment		$ 2,647	$ 4,599
Loans individually evaluated for impairment [Member] | Loans individually evaluated [Member] | One-to four-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment		1,720	2,674
Loans individually evaluated for impairment [Member] | Loans individually evaluated [Member] | Nonresidential real estate [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment		927	1,925
Loans individually evaluated for impairment [Member] | Loans acquired with deteriorated credit quality [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment	[1]	136	175
Loans individually evaluated for impairment [Member] | Loans acquired with deteriorated credit quality [Member] | One-to four-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment	[1]	136	175
Loans individually evaluated for impairment [Member] | Loans acquired with deteriorated credit quality [Member] | Nonresidential real estate [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment	[1]
Loans individually evaluated for impairment [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment		2,783	4,744
Loans collectively evaluated for impairment		326,635
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | One-to four-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment		1,856	2,849
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Nonresidential real estate [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment		927	1,925
Loans collectively evaluated for impairment		30,771
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | One- to four-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		249,482
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Multi-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		15,505
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Construction [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		9,314
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Land [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		1,508
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Farm [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		3,023
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Commercial and Industrial [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		691
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Loans on deposits [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		813
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Home Equity [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		14,643
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Automobile [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		134
Loans individually evaluated for impairment [Member] | Ending loans balance [Member] | Unsecured [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		751
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment		2,170
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | One-to four-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Nonresidential real estate [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment		230
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | One- to four-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		1,690
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Multi-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		86
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Construction [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		70
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Land [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		24
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Farm [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		16
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Commercial and Industrial [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		7
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Loans on deposits [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Home Equity [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		36
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Automobile [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		1
Loans individually evaluated for impairment [Member] | Ending allowance attributed to loans [Member] | Unsecured [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment		10
Loans individually and Collectively Evaluated for Impairment [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Total loand by Portfolio		329,418	335,152
Loans individually and Collectively Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Total loand by Portfolio		$ 2,170	2,127
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			330,378
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Nonresidential real estate [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			32,383
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | One- to four-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			253,367
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Multi-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			15,815
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Construction [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			13,815
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Land [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			964
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Farm [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			1,169
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Commercial and Industrial [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			700
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Loans on deposits [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			819
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Home Equity [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			10,644
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Automobile [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			117
Loans Collectivelly Evaluated for Impairment [Member] | Ending loans balance [Member] | Unsecured [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			585
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			2,127
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Nonresidential real estate [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			192
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | One- to four-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			1,661
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Multi-family [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			100
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Construction [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			122
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Land [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			28
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Farm [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			4
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Commercial and Industrial [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			3
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Loans on deposits [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Home Equity [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			14
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Automobile [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment
Loans Collectivelly Evaluated for Impairment [Member] | Ending allowance attributed to loans [Member] | Unsecured [Member]
Schedule of Allowance for Loan Losses and the Recorded Investment in Loans [Line Items]
Loans collectively evaluated for impairment			$ 3

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.